ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of total revenues based on the country and long-lived assets
As of and for the year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
USA	77,680	52,679	24,353
Japan	2,476	9,642	4,102
Sweden	16,356	8,743	3,639
United Kingdom	20,404	724	187
EUROPE – other	6,617	3,744	2,892
Israel	12,512	1,995	2,509
APAC – other	5,999	2,105	1,143
South America	1,267	1,496	1,370
Africa	326	117	90
	143,637	81,245	40,285

Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Revenues from major customers	103,713	56,941	24,495
Percent of total revenues
Customer A	33%	18%	*
Customer B	23%	34%	29%
Customer C	11%	11%	*
Customer D	*	*	11%

* Less than 10%.